Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Notes
Accounts Payable and Accrued Expenses

Note 10 - Accounts Payable and Accrued Expenses

A summary of Accounts Payable and Accrued Expenses as of December 31, are as  follows:

	2011	2010
Accounts Payable	$1,805,921	$37,399
Taxes Payable	230,295	-
Billings in Excess of Revenues	645,424	-
Payroll and Vacation Payable	276,018	-
Reserve for Warranty	25,241	-
401K Payable	1,747	-
Accrued Dividends	54,155	-
Warrant Exercise Liability	8,000	-
Total	$3,046,801	$37,399